IMPAIRMENT CHARGES AND ASSET DERECOGNITION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Impairment charges
Inventories	$ 106.8	$ 95.2
Property, plant and equipment	243.2	49.3
Impairment charges	$ 350.0	$ 144.5